CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIENCY - USD ($)		6 Months Ended			12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021		Dec. 31, 2020
Increase (Decrease) in Shareholders' Deficiency
Balance, beginning of period		$ (34,777,000)	$ (8,429,000)		$ (8,429,000)		$ (193,000)
Beginning balance	[1]	$ 53,964,000	$ 53,964,000		$ 53,964,000
Beginning balance (in shares)		13,739,186	13,739,186		13,739,186
Issuance of ordinary shares upon exercise of share options			$ 21,000		$ 111,000		20,000	[1]
Issuance of shares in connection with SPAC merger and PIPE financing		$ 74,952,000
Issuance Of Ordinary Shares Upon Exercise Of Warrants		3,257,000
Conversion of convertible preferred shares in connection with SPAC merger		53,964,000
Conversion of Warrants to Convertible Preferred shares in connection with SPAC merger		35,170,000
Exercise of warrants to ordinary shares							30,000
Share-based compensation		3,445,000	264,000		812,000		596,000
Net loss		(27,743,000)	(18,693,000)		(27,271,000)	[1]	(8,882,000)
Balance, ending of period		$ 108,268,000	(26,837,000)		(34,777,000)		(8,429,000)
Ending balance	[1]				$ 53,964,000		$ 53,964,000
Ending balance (in shares)		0			13,739,186		13,739,186
Preferred Shares | Convertible Preferred Shares
Increase (Decrease) in Shareholders' Deficiency
Balance, beginning of period		$ 53,964,000	53,964,000		$ 53,964,000		$ 25,238,000
Issuance of series B Preferred shares, net							$ 28,726,000
Issuance of series B Preferred shares, net (in shares)							6,509,301
Balance, ending of period					53,964,000		$ 53,964,000
Preferred Shares | Convertible Preferred shares
Increase (Decrease) in Shareholders' Deficiency
Beginning balance		$ 53,964,000	$ 53,964,000	[2]	$ 53,964,000	[2]
Beginning balance (in shares)		13,739,186	13,739,186	[2]	13,739,186	[2]
Conversion of convertible preferred shares in connection with SPAC merger		$ (53,964,000)
Conversion of convertible preferred shares in connection with SPAC merger (in shares)		(13,739,186)
Net loss	[2]		$ 0
Ending balance			$ 53,964,000	[2]	$ 53,964,000		$ 53,964,000	[2]
Ending balance (in shares)			13,739,186	[2]	13,739,186		13,739,186	[2]
Ordinary Common Shares
Increase (Decrease) in Shareholders' Deficiency
Balance, beginning of period (in shares)		40,528,913	40,433,578	[2]	40,433,578	[2]
Issuance of ordinary shares upon exercise of share options (in shares)	[2]		4,808
Issuance of shares in connection with SPAC merger and PIPE financing (in shares)		12,435,849
Issuance Of Ordinary Shares Upon Exercise Of Warrants (in shares)		1,269,213
Conversion of convertible preferred shares in connection with SPAC merger (in shares)		14,270,797
Vesting of RSUs in ESOP (in shares)		70,625
Net loss			$ 0
Balance, ending of period (in shares)		68,575,397	40,438,386	[2]	40,528,913		40,433,578	[2]
Ordinary Common Shares | Ordinary Shares
Increase (Decrease) in Shareholders' Deficiency
Issuance of ordinary shares upon exercise of share options (in shares)					86,282		4,970	[1]
Exercise of warrants to ordinary shares (in shares)					9,053	[3]	624,445
Additional Paid-in Capital
Increase (Decrease) in Shareholders' Deficiency
Balance, beginning of period		$ 18,063,000	$ 17,140,000		$ 17,140,000		$ 16,494,000
Issuance of ordinary shares upon exercise of share options			21,000		111,000		20,000	[1]
Issuance of shares in connection with SPAC merger and PIPE financing		74,952,000
Issuance Of Ordinary Shares Upon Exercise Of Warrants		3,257,000
Conversion of convertible preferred shares in connection with SPAC merger		53,964,000
Conversion of Warrants to Convertible Preferred shares in connection with SPAC merger		35,170,000
Exercise of warrants to ordinary shares							30,000
Share-based compensation		3,445,000	264,000		812,000		596,000
Net loss			0
Balance, ending of period		188,851,000	17,425,000		18,063,000		17,140,000
Accumulated deficit
Increase (Decrease) in Shareholders' Deficiency
Balance, beginning of period		(52,840,000)	(25,569,000)		(25,569,000)		(16,687,000)
Net loss		(27,743,000)	(18,693,000)		(27,271,000)	[1]	(8,882,000)
Balance, ending of period		$ (80,583,000)	$ (44,262,000)		$ (52,840,000)		$ (25,569,000)

[1]	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022. See also note 10, Shareholders’ Deficiency, for details.
[2]	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022. See also note 4, shareholders’ equity (deficiency), for details.
[3]	Net of issuance costs of $35.